Property and Equipment (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 20, 2022	Nov. 20, 2020
Debt Instrument [Line Items]
Depreciation	$ 247,000	$ 156,000	$ 299,000	$ 265,000
Vendor deposits to property and equipment	$ 247,000
Loans Payable [Member]
Debt Instrument [Line Items]
Face amount					$ 49,000	$ 40,000